Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2022	2021
	(€ million)
Cash at banks	€9,836	€13,176
Money market securities measured at FVTPL	20,870	25,042
Other cash equivalents	15,727	11,411
Total Cash and cash equivalents	€46,433	€49,629